Financial Instruments and Risk Management - Summary of Fair Value Hierarchy for Group's Financial Assets and Liabilities (Details) - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024
Disclosure of detailed information about financial instruments [line items]
Financial assets, Carrying amount	$ 127,182	$ 53,109
Financial assets, Fair value	127,182	53,109
Financial liabilities, Carrying amount	5,441,053	5,377,713
Financial liabilities, Fair value	5,625,976	5,473,577
Cash Deposits | Level 1
Disclosure of detailed information about financial instruments [line items]
Financial assets, Carrying amount	55,932	51,384
Financial assets, Fair value	55,932	51,384
Other | Level 2
Disclosure of detailed information about financial instruments [line items]
Financial assets, Carrying amount		1,725
Financial assets, Fair value		1,725
Forward Foreign Currency Contracts | Level 2
Disclosure of detailed information about financial instruments [line items]
Financial assets, Carrying amount	71,250
Financial assets, Fair value	71,250
Financial liabilities, Carrying amount		39,797
Financial liabilities, Fair value		39,797
Bank Loans and Financial Liabilities
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, Carrying amount	2,392,801	2,043,773
Financial liabilities, Fair value	2,495,301	2,084,552
Bank Loans and Financial Liabilities | Level 2
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, Carrying amount	2,392,801	2,043,773
Financial liabilities, Fair value	2,495,301	2,084,552
Secured Notes
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, Carrying amount	1,018,462	1,017,501
Financial liabilities, Fair value	1,021,304	1,001,756
Secured Notes | Level 2
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, Carrying amount	1,018,462	1,017,501
Financial liabilities, Fair value	1,021,304	1,001,756
Unsecured Notes
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, Carrying amount	2,027,023	2,274,651
Financial liabilities, Fair value	2,106,604	2,345,481
Unsecured Notes | Level 2
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, Carrying amount	2,027,023	2,274,651
Financial liabilities, Fair value	2,106,604	2,345,481
Other
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, Carrying amount	2,767	1,991
Financial liabilities, Fair value	2,767	1,991
Other | Level 3
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, Carrying amount	2,767	1,991
Financial liabilities, Fair value	$ 2,767	$ 1,991